Significant Accounting Policies - Schedule of the Impact of the Adoption of the New Revenue Standard (Details) - USD ($)	Sep. 30, 2019	Jan. 02, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred revenue	$ 902,778	$ 1,476,488	$ 907,948	$ 1,391,860
Accumulated deficit	$ 29,777,110	$ 24,402,196	23,833,656	$ 17,052,086
New Revenue Standard Adjustment [Member]
Deferred revenue			568,540
Accumulated deficit			$ 568,540